Invesco U.S. Small/Mid Cap Value Fund | Summary - Invesco U.S. Small/Mid Cap Value Fund, Class A B C and Y
Fund Summary - Invesco U.S. Small/Mid Cap Value Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

You would pay the following expenses if you did not redeem your shares:
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleNoRedemptionInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley U.S. Small/Mid Cap Value Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 78% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund’s investment adviser, Invesco Advisers, Inc., seeks long-term capital appreciation by investing primarily in common stocks and other equity securities, including convertible securities, of small- and mid-size companies that the Adviser believes are undervalued. The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell 2000® Index range from $15.6 million to $4.5 billion. The Fund considers a company to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell Midcap® Index range from $228 million to $21.2 billion. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks and other equity securities, including convertible securities, of small-and mid-size companies traded on a U.S. securities exchange. The Fund’s 80% policy may include common stocks and other equity securities of domestic and foreign companies. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs). The Fund may invest up to 15% of its net assets in foreign securities held either directly or in the form of depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

• Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.

• Emphasize quality businesses with potential to grow intrinsic value over time.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers' estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs). The Fund may also invest up to 15% of its net assets in foreign securities held either directly or in the form of depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. Prices of equity securities will rise and fall in response to events that affect entire financial markets or industries and to events that affect particular issuers. Investing in convertible securities may subject the Portfolio to the risks associated with both fixed income securities and common stocks.

Securities of Small- and Mid-Size Companies. Investments in small- and mid-size companies may involve greater risk than investments in larger, more established companies. Small-to-mid capitalization value-oriented equity securities may underperform relative to the overall market. The securities issued by small and mid-size companies may be less liquid and their prices subject to more abrupt or erratic price movements.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

REITs. REITs pool investors' funds for investments primarily in real estate properties or real estate-related loans. The performance of any Fund REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

Foreign Securities. Investing in foreign securities entails the risk that news and events unique to a county or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, the Fund’s investments in foreign countries may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style-specific benchmark and a peer-group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class P and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. Class P and Class I shares of the predecessor fund were reorganized into Class A and Class Y shares, respectively, of the Fund on June 1, 2010. Class A and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

The returns shown for Class B and C shares for periods prior to June 1, 2010 are those of the Class A shares of the predecessor fund. Class B and C shares’ returns will be different from the predecessor fund as they have different expenses. Class B and C shares commenced operations on June 1, 2010. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

Class A shares year-to-date (ended March 31, 2011): 7.84% Best Quarter (ended September 30, 2009): 19.64% Worst Quarter (ended December 31, 2008): (22.24)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoUSSmallMidCapValueFundClassBCAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimsf725781_S000027846_Member * row dei_LegalEntityAxis compact aimimf880859_Prospectus_Four_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.